Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income tax

Note 24. Income tax

Note 24.1. Tax regulations applicable to Almacenes Éxito S.A. and to its Colombian subsidiaries

Income tax rate applicable to Almacenes Éxito S.A. and its Colombian subsidiaries

a.	For taxable 2024 and 2023 the income tax rate for corporates is 35%. For taxable 2023, the minimum tax rate calculated on financial profit may not be less than 15%, if so, it will increase by the percentage points required to reach the indicated effective tax rate.

b.	From taxable 2021, the base to assess the income tax under the presumptive income model is 0% of the net equity held on the last day of the immediately preceding taxable period.

c.	Inflation adjustments were eliminated for tax purposes as of 2007.

d.	From 2007 the tax on occasional gains was reinstated, payable by legal entities on total occasional gains obtained during the taxable year. From 2023 the rate is 15%.

e.	A tax on dividends paid to individual residents in Colombia was established at a rate of 15%, triggered when the amount distributed is higher than 1,090 UVT (equivalent to $51 in 2024) when such dividends have been taxed upon the distributing companies and such profits have been generated from the 2017 tax year. For domestic companies, the tax rate is 10% when such dividends have been taxed upon the distributing companies and such profits have been generated from the 2017 tax year. For individuals not residents of Colombia and for foreign companies, the tax rate is 20% when such dividends have been taxed upon the distributing companies and such profits have been generated from the 2017 tax year. When the earnings that give rise to dividends have not been taxed upon the distributing company, the tax rate applicable to shareholders is 35% for 2024 and 2023.

f.	The tax base adopted is the accounting according to the International Financial Reporting Standards (IFRS) authorized by the International Accounting Standards Board (IASB) with certain exceptions regarding the realization of revenue, recognition of costs and expenses and the merely accounting effects of the opening balance upon adoption of these standards.

g.	The tax on financial transactions is a permanent tax. 50% of such tax is deductible, provided that the tax paid is duly supported.

h.	Taxes, levies, and contributions actually paid during the taxable year or period are 100% deductible as long as they are related with proceeds of company’s economic activity accrued during the same taxable year or period, including affiliation fees paid to business associations.

i.	Regarding contributions to employee education, the payments that meet the following conditions are deductible: (a) those devoted for scholarships and education forgivable loans to the benefit of employees, (b) payments to programs or care centers for the children of employees and (c) payments to primary, secondary, technical, technological and higher education institutions.

j.	VAT on the acquisition, formation, construction or import of productive real fixed assets may be discounted from the income tax.

k.	The income tax withholding rate on payments abroad is 0% for services such as consultancy, technical services or technical assistance provided by third parties with physical residence in countries that have entered double-taxation and apply the Most-Favored-Nation Clause and the 10% for those to whom the Most-Favored-Nation Clause does not apply.

l.	The income withholding tax on payments abroad is 20% on consultancy services, technical services, technical assistance, professional fees, royalties, leases and compensations and 35% for management or administration services.

m.	Taxes paid abroad shall be deemed tax discounts during the taxable year of payment, or during any subsequent taxable period. The withholding tax rate on income for payments abroad to third parties located in non-cooperating jurisdictions, with low or no taxation, and preferential tax regimes is 35%.

n.	Starting in 2024, the withholding tax rate on income for payments abroad to suppliers with Significant Economic Presence (PES) who are subject to the withholding mechanism is 10%.
o.	The taxes paid abroad will be treated as a tax credit in the tax year in which the payment was made or in any of the following taxable periods

o.	The annual adjustment applicable at December 31, 2024 to the cost of furniture and real estate deemed fixed assets is 10.97%.

q.	The Group reviewed the existence of uncertainties regarding the acceptance by the tax authority of certain applied tax treatments. The mentioned evaluation has not resulted in any modifications.

Tax credits of Almacenes Éxito S.A. and its Colombian subsidiaries

Pursuant to tax regulations in force as of 2017, the time limit to offset tax losses is 12 years following the year in which the loss was incurred.

Excess presumptive income over ordinary income may be offset against ordinary net income assessed within the following five years.

Company losses are not transferrable to shareholders. In no event of tax losses arising from revenue other than income and occasional gains, and from costs and deductions not related with the generation of taxable income, it will be offset against the taxpayer’s net income.

(a)	Tax credits of Almacenes Éxito S.A.

At December 31, 2024 Almacenes Éxito S.A. has accrued $- (at December 31, 2023 - $61,415) excess presumptive income over net income.

The movement of Almacenes Éxito S.A’s. excess presumptive income over net income during the reporting period is shown below:

Balance at December 31, 2022	211,190
Offsetting of presumptive income against net income for the period	(149,775)
Balance at December 31, 2023	61,415
Offsetting of presumptive income against net income from the prior period	(600)
Offsetting of presumptive income against net income for the period	(60,815)
Balance at December 31, 2024	-

At December 31, 2024, Almacenes Éxito S.A. has accrued tax losses amounting to $704,357 (at December 31, 2023 - $740,337).

The movement of tax losses at Almacenes Éxito S.A. during the reporting year is shown below:

Balance at December 31, 2022	740,337
Adjustment to tax losses from prior periods	-
Balance at December 31, 2023	740,337
Tax losses generated during the period	(35,980)
Balance at December 31, 2024	704,357

(b)	Movement of tax losses for Colombian subsidiaries for the reporting periods is shown below

Balance at December 31, 2022	33,562
Marketplace Internacional Éxito y Servicios S.A.S	105
Transacciones Energéticas S.A.S. E.S.P. (i)	126
Depósitos y Soluciones Logísticas S.A.S.	(24)
Balance at December 31, 2023	33,769
Marketplace Internacional Éxito y Servicios S.A.S (i)	364
Transacciones Energéticas S.A.S. E.S.P.	(1,446)
Transacciones Energéticas S.A.S. E.S.P. (ii)	(31)
Balance at December 31, 2024	32,656

(i)	No deferred tax has been calculated for these tax losses because of the uncertainty on the recoverability with future taxable income.

(ii)	It corresponds to the adjustment of tax losses from previous periods.

Note 24.2. Tax rates applicable to foreign subsidiaries

Income tax rates applicable to foreign subsidiaries are:

-	Uruguay applies a 25% income tax rate in 2024 (25% in 2023);

-	Argentina applies a 30% income tax rate in 2024 (30% in 2023).

Note 24.3. Current tax assets and liabilities

The balances of current tax assets and liabilities recognized in the statement of financial position are:

Current tax assets:

	As at December 31,
	2024	2023
Income tax credit receivable by Almacenes Éxito S.A. and its Colombian subsidiaries	250,872	267,236
Tax discounts applied by Almacenes Éxito S.A. and its Colombian subsidiaries	151,893	137,000
Current income tax assets of subsidiary Onper Investment 2015 S.L.	41,388	10,715
Tax discounts of Éxito from taxes paid abroad	5,562	17,258
Advance income tax payments from Colombian subsidiaries	2,611	-
Current income tax assets of subsidiary Spice Investments Mercosur S.A.	3	-
Total income tax asset	452,329	432,209
Industry and trade tax advances and withholdings of Almacenes Éxito S.A. and its Colombian subsidiaries	78,567	71,450
Other current tax assets of subsidiary Spice Investment Mercosur S.A.	22,982	20,339
Other current tax assets of subsidiary Onper Investment 2015 S.L.	38	29
Total asset for other taxes	101,587	91,818
Total current tax assets	553,916	524,027

Current tax liabilities

	As at December 31,
	2024	2023
Current income tax liabilities of subsidiary Spice Investments Mercosur S.A.	-	47
Total income tax liability	-	47
Industry and trade tax payable of Almacenes Éxito S.A. and its Colombian subsidiaries	105,467	98,391
Tax on real estate of Almacenes Éxito S.A. and its Colombian subsidiaries	7,832	3,621
Taxes of subsidiary Onper Investment 2015 S.L. other than income tax	5,558	4,979
Taxes of subsidiary Spice Investments Mercosur S.A. other than income tax	353	293
Total liability for other taxes	119,210	107,284
Total current tax liabilities	119,210	107,331

Note 24.4. Income tax

	As at December 31,
	2024	2023	2022
Profit before income tax	292,908	354,072	574,940
Plus
IFRS adjustments with no tax impact (1)	203,591	164,226	314,701
Non-deductible expenses	58,427	31,616	40,901
Others (2)	24,875	21,548	28,276
Reimbursement of fixed assets depreciation for income - producing upon sales of assets	-	2,012	641
Minus
Effect of the accounting results of foreign subsidiaries	(191,018)	(221,871)	(211,735)
Non-taxable dividends received from subsidiaries	(68,456)	(12,620)	(3,710)
Others (2)	(11,667)	(41,512)	(106,639)
Additional 30% deduction for apprentice salaries (voluntary)	(227)	(258)	(258)
Net income	308,433	297,213	637,117
Exempt income	(90,910)	(65,090)	(217,545)
Net income before compensations	217,523	232,123	419,572
Compensations	(98,241)	(149,799)	(135,616)
Total Net income after compensations	119,282	82,324	283,956
Net (loss) of some Colombian subsidiaries	(364)	(231)	(163)
Taxable income of the parent company and some Colombian subsidiaries	119,646	82,555	284,119
Taxable net income	119,646	82,555	284,119
Income tax rate	35%	35%	35%
Subtotal (expense) current income tax	(41,876)	(28,894)	(99,442)
(Expense) occasional income tax	(70)	(389)	(15)
Tax credits	3,945	2,226	16,887
Total (expense) current and occasional income tax	(38,001)	(27,057)	(82,570)
Adjustment with respect to current income tax from previous years (c)	(1,777)	311	(9,164)
(Expense) taxes paid abroad	(1,101)	(2,677)	(15,228)
Minor adjustments	(6)	-	-
Unused ICA tax discount	-	-	(5,292)
Total (income and complementary tax expense) of the parent company and some Colombian subsidiaries	(40,885)	(29,423)	(112,254)
Total (current tax expense) of foreign subsidiaries	(66,317)	(76,686)	(80,015)
Total (income and complementary tax expense), current	(107,202)	(106,109)	(192,269)

(1)	The IFRS adjustments with no tax impact correspond to:

	As at December 31,
	2024	2023	2022
Other accounting expenses with no tax impact (*)	466,302	421,408	349,234
Higher accounting depreciation over fiscal depreciation, net	168,103	209,793	-
Accounting provisions	125,842	90,668	34,402
Non-taxable dividends from subsidiaries	84,034	77,710	221,255
Net exchange differences	81,884	(53,190)	60,600
Taxable actuarial calculation	1,202	569	918
Taxable leases	(282,896)	(254,854)	(224,645)
Results under the equity method, net	(189,726)	(247,332)	(134,235)
Non-accounting fiscal costs, net	(84,944)	3,889	(35,510)
Recovery of provisions	(75,760)	(30,299)	(16,726)
Excess of fiscal personnel expenses over accounting expenses	(75,417)	(21,727)	40,005
Higher fiscal depreciation over accounting depreciation	(7,027)	(7,459)	(53,410)
Other non-taxable accounting (income) expenses, net	(8,006)	(24,924)	72,824
Non-deductible taxes	-	(26)	(11)
Total	203,591	164,226	314,701

(*)	It corresponds to the differences associated with the tax treatment of leases under IFRS 16
(2)	The concept of others corresponds to:

	As at December 31,
	2024	2023	2022
Tax on financial transactions	9,850	8,742	8,752
Special deduction for donations to food banks and others	8,583	7,070	7,309
Accounting provision and write-offs of receivables	2,136	(1,993)	3,257
Fines, sanctions, and lawsuits	2,006	2,235	4,121
ICA tax deduction paid after the income tax filing	1,199	(162)	(558)
Taxes assumed and valuation	779	4,161	5,141
Taxable income - recovery of depreciation on sold fixed assets	322	1,495	254
Total	24,875	21,548	28,276

Profit from the sale of fixed assets declared as occasional income	(4,934)	(21,785)	(79,248)
Deduction for hiring personnel with disabilities	(3,577)	(2,599)	(2,485)
Recovery of costs and expenses	(2,596)	(16,772)	(20,098)
Non-deductible taxes	(560)	(356)	(269)
Tax deduction of commercial credit in addition to the accounting	-	-	(4,539)
Total	(11,667)	(41,512)	(106,639)

The reconciliation of average effective tax rate to applicable tax rate is shown below:

	Year ended December 31,
	2024	Rate	2023	Rate	2022	Rate
Profit before income tax from continuing operations	292,908		354,072		574,940
Tax (expense) at enacted tax rate in Colombia	(102,518)	(35)%	(123,925)	(35)%	(201,229)	(35)%
Equity method in joint venture domestic operations	(25,154)		(40,046)		(12,152)
Non-deductible/ nontaxable foreign operation	(12,087)		15,449		(55,852)
Adjustment to current taxes from prior periods	(1,777)		311		(9,164)
Non-deductible / nontaxable domestic operation	13,075		37,914		(27,410)
Tax rates differences from foreign operations	24,492		33,547		22,362
Accounting effects of NCI domestic operations without tax impact	48,304		32,138		31,991
Tax impact of readjustment to carry forward losses	-		-		727
Changes in tax rates	-		-		(78,382)
Unrecognition deferred tax from prior periods	-		(1,286)		3,407
Total income tax expense	(55,665)	(19)%	(45,898)	(13)%	(325,702)	(57)%

The components of the income tax expense recognized in the statement of profit or loss were:

	Year ended December 31,
	2024	2023	2022
Deferred tax gain (Note 24.6)	51,537	60,211	(55,051)
Current income tax (expense)	(105,355)	(106,031)	(183,090)
Adjustment in respect of current income tax of prior periods	(1,777)	311	(9,164)
(Expense) Occasional income tax	(70)	(389)	(15)
Changes in tax rates	-	-	(78,382)
Total income tax (expense)	(55,665)	(45,898)	(325,702)

Note 24.5. Minimum Tax Rate

With the entry into force of Law 2277 of 2022, which in its Article 10 added Paragraph 6 to Article 240 of the Tax Statute, the minimum tax rate (TTD) regime is included in Colombia. It is important to clarify that this regulation presents substantial differences compared to the minimum tax proposal of the Organisation for Economic Co-operation and Development (OECD) under Pillar II. This calculation considers a tax and an adjusted profit, performed on a consolidated basis for companies belonging to business groups.

The Group performed the calculation as stipulated in the mentioned article, which did not result in an additional adjustment to the taxes recorded by each company.

As of December 31, 2024, the consolidated minimum tax rate calculation for companies located in Colombia did not have any impact.
In Argentina and Uruguay, legislation for the adoption of Pillar II has not yet been enacted.

Note 24.6. Deferred tax

The breakdown of deferred tax assets and liabilities for the three jurisdictions in which Éxito Group operates are grouped as follows:

	As at December 31,
	2024		2023
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Colombia	156,927	-	113,373	-
Uruguay	96,158	-	84,319	-
Argentina	-	(304,235)	-	(156,098)
Total	253,085	(304,235)	197,692	(156,098)
	As at December 31,
	2024		2023
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Tax losses	246,525	-	259,118	-
Tax credits	60,098	-	61,449	-
Other provisions	16,735	-	9,926	-
Inventories	13,082	-
Employee benefits provisions	9,812	-
Excess presumptive income	-	-	21,495	-
Investment property	-	(169,051)	-	(120,144)
Goodwill	-	(217,715)	-	(217,687)
Property, plant, and equipment	214,759	(268,924)	93,660	(221,364)
Leases	633,397	(531,670)	634,180	(545,661)
Other	43,645	(101,843)	100,045	(33,423)
Total	1,238,053	(1,289,203)	1,179,873	(1,138,279)

The reconciliation of the movement of net deferred tax to the statement of profit or loss and the statement of comprehensive income is shown below:

	As at December 31,
	2024	2023	2022
Profit from deferred tax recognized in income	51,194	53,744	26,348
Deferred tax income on occasional gains	343	6,467	(81,399)
Effect of the translation of the deferred tax recognized in other comprehensive income (1)	(141,016)	107,547	(30,731)
Adjustment related current income tax previous periods	(1,777)	311	(9,164)
(Expense) income from derivative financial instruments designated as hedging instruments and others (Other comprehensive income)	(1,188)	7,139	(2,420)
(Expense) income from measurements of defined benefit plans (Other comprehensive income)	(300)	1,510	(925)
Income from hedging net investments in foreign businesses	-	-	3,139
Changes in tax rates	-	-	(78,382)
Total movement of net deferred tax	(92,744)	176,718	(173,534)

(1)	Such effect resulting from the translation at the closing rate of deferred tax assets and liabilities of foreign subsidiaries is included in the line item “Exchange difference from translation” in Other comprehensive income (Note 27).

Temporary differences related to investments in associates and joint ventures, for which no deferred tax liabilities have been recognized at December 31, 2024 amounted to $153,568 (at December 31, 2023 - $ 81,773).

Deferred tax items are not expected to be realized within less than one year.

Note 24.7. Effects of the distribution of dividends on the income tax

There are no income tax consequences attached to the payment of dividends in either 2024 or 2023 by Éxito Group to its shareholders.

Note 24.8. Non-Current tax liabilities

The $7,321 balance at December 31, 2024 (at December 31, 2023 - $8,091) relates to taxes payable of subsidiary Libertad S.A. for federal taxes and incentive program by instalments.